RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Leases [Abstract]
Schedule of lease amounts recognised in the balance sheet and income statement
The balance sheet shows the following amounts relating to lease:

Amounts in $ ‘000	Buildings	Cars	Total
Carrying value at At cost	22,999	2,380	25,379
Carrying value at Accumulated depreciation	(4,296)	(1,140)	(5,436)
Carrying value at January 1, 2022	18,703	1,240	19,943
Additions	14,640	1,741	16,381
Remeasurement	426	—	426
Divestments	(292)	(739)	(1,031)
Depreciation charges	(2,223)	(797)	(3,020)
Depreciation of disinvestment	78	596	674
Impairment	(3,860)	—	(3,860)
Divestment of impaired asset	59	—	59
Currency translation - cost	(1,029)	(48)	(1,077)
Currency translation - accumulated depreciation	197	61	258
Movement 2022	7,996	814	8,810
At cost	32,884	3,334	36,218
Accumulated depreciation	(6,185)	(1,280)	(7,465)
Carrying value at December 31, 2022	26,699	2,054	28,753
Additions	—	1,413	1,413
Remeasurement	1,865	—	1,865
Divestments	—	(756)	(756)
Depreciation charges	(2,913)	(1,289)	(4,202)
Depreciation of disinvestment	—	700	700
Impairment	(4,663)	—	(4,663)
Divestment of impaired asset	—	—	—
Currency translation - cost	873	18	891
Currency translation - accumulated depreciation	(213)	(11)	(224)
Movement 2023	(5,051)	75	(4,976)
At cost	30,959	4,009	34,968
Accumulated depreciation	(9,311)	(1,880)	(11,191)
Carrying value at December 31, 2023	21,648	2,129	23,777
The statement of income shows the following amounts relating to leases:

Amounts in $ ‘000	2023	2022	2021
Depreciation rights of use assets
Depreciation right of use buildings	(2,380)	(1,781)	(1,629)
Depreciation right of use cars	(1,284)	(784)	(660)
Total depreciation right of use assets	(3,664)	(2,565)	(2,289)
Interest expense (Note 7)	(1,088)	(622)	(795)
Total expense right of use assets	(4,752)	(3,187)	(3,084)